Warrants - Additional Information (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Public Warrants [Member]
Disclosure Of Warrant Liabilities [Line Items]
Class of warrants or rights maturity	5 years	5 years
Class of warrants or rights outstanding	9,375,000	9,375,000	9,375,000
Public Warrants [Member] | Prospective Warrant Redemption [Member]
Disclosure Of Warrant Liabilities [Line Items]
Sale of stock issue price per share	$ 9.2	$ 9.2
Proceeds to be used for business combination as a percentage of total capital raising	60.00%	60.00%
Number of trading days for determining the volume weighted average price of shares	20 days	20 days
Volume weighted average trading price of shares	$ 9.2	$ 9.2
Public Warrants [Member] | Prospective Warrant Redemption [Member] | Trigger Price One [Member]
Disclosure Of Warrant Liabilities [Line Items]
Class of warrants or rights redemption price per unit	0.01	0.01
Newly adjusted issue price	$ 18	$ 18
Number of trading days for determining the newly issued share price	20 days	20 days
Number of consecutive trading days for determining the newly issued share price	30 days	30 days
Exercise price of warrants as a percentage of newly issued share price	115.00%	115.00%
Public Warrants [Member] | Prospective Warrant Redemption [Member] | Trigger Price Two [Member]
Disclosure Of Warrant Liabilities [Line Items]
Class of warrants or rights redemption price per unit	$ 0.1	$ 0.1
Newly adjusted issue price	$ 10	$ 10
Number of trading days for determining the newly issued share price	20 days	20 days
Number of consecutive trading days for determining the newly issued share price	30 days	30 days
Exercise price of warrants as a percentage of newly issued share price	180.00%	180.00%
Redemption period of warrants	30 days	30 days
Private Placement Warrants [Member]
Disclosure Of Warrant Liabilities [Line Items]
Lock in period of warrants	30 days	30 days
Class of warrants or rights outstanding	6,666,667	6,666,667	6,666,667